Convertible Notes - Additional Information (Details) - Convertible Notes $ / shares in Units, ¥ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2019 USD ($) $ / shares
Debt Instrument [Line Items]
Principal amount | $					$ 300.0
Term of the loan	7 years	7 years
Interest rate (as a percent)	2.00%				2.00%
Maturity date	6 months	6 months
Debt instrument percentage	100.00%	100.00%
Net proceeds	¥ 1,911,800	$ 293.0
Net of debt discount	23,500				$ 3.6
Issuance costs	¥ 22,200				$ 3.4
Interest expense			¥ 47,800	¥ 14,300
Convertible notes			1,957,470	2,092,860
Unamortized debt discount and issuance costs			¥ 37,300	¥ 46,800
Class A Ordinary Shares
Debt Instrument [Line Items]
Conversion price per share | $ / shares					$ 7.0
ADS
Debt Instrument [Line Items]
Conversion price per share | $ / shares					$ 14.0